Long-term debt - Schedule of Minimum Repayments for Balances Outstanding With Respect to Credit Facilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Remainder of 2012	$ 84,302
2013	181,990
2014	311,613
2015	837,407
2016	168,776
Thereafter	1,538,622
Long-term debt	$ 3,122,710	$ 2,995,729